Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The U.S. statutory federal income tax rate is reconciled to the Company’s effective income tax rate as follows (in thousands):

	Three Months Ended March 31,
	2014	2013
Tax benefit at 35% federal statutory rate	$282	$1,865
State tax benefit, net of federal benefit	24	27
Noncontrolling interest	(36)	(246)
Valuation allowance	(1,454)	(1,537)
Other	1,184	(109)
Total	$—	$—

The U.S. statutory federal income tax rate is reconciled to the Company’s effective income tax rate as follows (in thousands):

	Years Ended December 31,
	2013	2012
Tax benefit at 35% federal statutory rate	$16,587	$16,213
State tax benefit, net of federal benefit	237	232
Noncontrolling interest	(2,365)	(2,300)
Valuation allowance	(13,567)	(14,273)
Other	(892)	128
Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The effects of temporary differences and other items that give rise to deferred tax assets and liabilities are presented below (in thousands):

	March 31, 2014	December 31, 2013
Deferred tax assets:
Capitalized start up costs	$25	$24
Stock-based compensation	622	622
Net operating loss carryover	62,642	62,372
Other	19	18
Deferred tax assets	63,308	63,036
Valuation allowance	(62,565)	(61,111)

Deferred tax liabilities:
Property, plant and equipment	(46)	(11)
Investment in partnership	(697)	(1,914)
Deferred tax liabilities	(743)	(1,925)
Net deferred tax asset	$—	$—

The effects of temporary differences and other items that give rise to deferred tax assets and liabilities are presented below (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Capitalized start up costs	$24	$3,253
Stock-based compensation	622	965
Net operating loss carryover	62,372	84,960
Other	18	266
Deferred tax assets	63,036	89,444
Valuation allowance	(61,111)	(47,544)

Deferred tax liabilities:
Property, plant and equipment	(11)	(41,900)
Investment in partnership	(1,914)	—
Deferred tax liabilities	(1,925)	(41,900)
Net deferred tax asset	$—	$—